Corporate information (Details) - country	Apr. 23, 2025	Jun. 30, 2025	Jun. 30, 2024
YOOX Net-a-Porter Group S.p.A (YNAP)
Disclosure of transactions between related parties
Percentage of ownership	100.00%
Minimum number of countries covered by delivery network	170
MYT Holding LLC
Disclosure of transactions between related parties
Proportion of ownership interest in reporting entity		48.60%	77.90%
Richemont italia Holding S.P.A
Disclosure of transactions between related parties
Proportion of ownership interest in reporting entity		36.40%